financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Total	$ 34,005	$ 32,781
Debt or equity securities pursuant to a shelf prospectus expiring June, 2023
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,750	2,000
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,493	2,780
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	117	101
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	27,989	27,415
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,235	2,271
Composite long-term debt
Liquidity risk
Total	30,391
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	8	6
First year
Liquidity risk
Total	7,057	4,997
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,395	2,669
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	15	101
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,130	1,658
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	504	538
First year | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	8
2 years hence
Liquidity risk
Total	1,593	2,651
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	62	74
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,167	2,204
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	364	371
3 years hence
Liquidity risk
Total	2,142	1,395
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	13	8
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	101
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,724	1,149
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	305	230
3 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		6
4 years hence
Liquidity risk
Total	2,425	1,906
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	14	8
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,217	1,706
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	176	191
5 years hence
Liquidity risk
Total	2,049	3,072
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2	9
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,901	2,868
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	144	145
5 years hence to 10 years
Liquidity risk
Total	7,824	8,444
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	7	12
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	7,351	7,953
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	398	417
Thereafter
Liquidity risk
Total	10,915	10,316
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	10,499	9,877
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	344	379
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(7,575)	(6,580)
Amounts to be exchanged, Pay	7,742	6,767
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	30,391	29,873
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,050)	(882)
Amounts to be exchanged, Pay	2,059	892
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(149)	(149)
Amounts to be exchanged, Pay	148	151
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(149)	(149)
Amounts to be exchanged, Pay	148	151
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(522)	(150)
Amounts to be exchanged, Pay	540	151
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(116)	(525)
Amounts to be exchanged, Pay	118	575
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,784)	(1,836)
Amounts to be exchanged, Pay	1,852	1,898
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,805)	(2,889)
Amounts to be exchanged, Pay	2,877	2,949
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(544)	(454)
Amounts to be exchanged, Pay	540	475
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(544)	(454)
Amounts to be exchanged, Pay	$ 540	$ 475